Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - $ / shares	Jun. 30, 2017	Jun. 03, 2016
Statement of Stockholders' Equity [Abstract]
Shares issued (par value) per share	$ 0.001	$ 0.001